Net Loss Per Share (Schedule of Earnings Per Share, Basic and Diluted)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations attributable to stockholders																	$ (474,721)	$ (41,237)	$ (3,883)
Net income (loss) from discontinued operations attributable to common stockholders																	(19)	(699)	(816)
Net loss																	(474,740)	(41,936)	(4,699)
Less: dividends declared on preferred shares and RSUs	(3,006)	[1]	(199)	[1]	(233)	[1]	(193)	[1]	(158)	[1]	(140)	[1]	(70)	[1]	0	[1]	(3,631)	(368)	0
Net loss attributable to common stockholders																	$ (478,371)	$ (42,304)	$ (4,699)
Weighted-average shares outstanding	231,969,433	[1]	221,707,934	[1]	198,956,355	[1]	167,847,516	[1]	180,931,150	[1]	138,348,622	[1]	68,317,195	[1]	23,614,122	[1]	205,341,431	103,306,366	3,720,351
Basic and diluted loss per share from continuing operations attributable to common stockholders	$ (0.77)	[1]	$ (0.37)	[1]	$ (0.36)	[1]	$ (0.84)	[1]	$ (0.09)	[1]	$ (0.09)	[1]	$ (0.10)	[1]	$ (0.20)	[1]	$ (2.33)	$ (0.40)	$ (1.04)
Basic and diluted net loss per share from discontinued operations attributable to stockholders																	$ 0.00	$ (0.01)	$ (0.22)
Basic and diluted loss per share attributable to common stockholders	$ (0.78)	[1]	$ (0.37)	[1]	$ (0.36)	[1]	$ (0.84)	[1]	$ (0.09)	[1]	$ (0.09)	[1]	$ (0.10)	[1]	$ (0.21)	[1]	$ (2.33)	$ (0.41)	$ (1.26)
Common stock repurchases (in shares)																	600,000
Antidilutive securities excluded from computation of earnings per share																	9,591,173	1,621,349
Restricted Unvested Common Stock [Member]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share																	946,442
Excluding Pro Forma Adjustment [Domain]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares outstanding																	209,635,002
Basic and diluted loss per share attributable to common stockholders																	$ 2.28
Convertible Preferred Series D Stock [Member]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible preferred stock, shares authorized	21,735,008								0								21,735,008	0
Common Stock [Member]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Common stock repurchases (in shares)																	28,319,972	183,119
Common Stock [Member] | ARCT III Shares Repurchased [Member]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Common stock repurchases (in shares)																	27,700,000

[1]	Certain historical balances have been restated for discontinue operations.